Leasing Arrangements – Lessee - Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items affecting profit or loss
Interest expense on lease liabilities	$ 19,501	$ 346	$ 1,219
Expense on short-term lease contracts	270,579	171,999	13,602
Expense on leases of low-value assets	5,324	6,661	19,227
Loss on lease modification			$ 48,448